PHARMACY OPERATIONS EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Wages and salaries	$ 4,434	$ 2,239
Depreciation of property, plant and equipment	863	650
Other pharmacy operations expenses	317	158
Amortization of intangible assets	73	941
Total pharmacy operations expenses	$ 5,687	$ 3,988